Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEUBERGER BERMAN ETF TRUST
Entity Central Index Key	0001506001
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000234391
Shareholder Report [Line Items]
Fund Name	Energy Transition & Infrastructure ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of September 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/etfs/energy-transition-infrastructure-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/etfs/energy-transition-infrastructure-etf?section=documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Energy Transition & Infrastructure ETF	$9	0.55%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform over the period?

For the one year ended October 31, 2024, which was prior to the Fund’s strategy change as described in the Material Fund Changes section, the Fund achieved a 44.69% total return on a net asset value (NAV) basis and a 44.17% total return on a market price basis. Over the two-month reporting period, the Fund generated a total return of 4.10% on a NAV basis and a 4.25% total return on a market price basis. These Fund returns compare favorably to the one-year 32.79% total return of the MSCI All Country World Index (Net) (the Index) and the two-month 0.03% total return of the Index. The Fund's success was largely driven by strong performances in the Utilities and Industrials sectors. However, the Fund's limited exposure to the Information Technology (IT) and Communication Services sectors, due to thematic relevance, led to relative underperformance versus the Index in those areas.

Performance Attribution

Top Contributors

Top Detractors

  Utilities sector

  Industrials sector

  IT sector

  Communications Services sector

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Energy Transition & Infrastructure ETF (at NAV) $12,437	MSCI All Country World Index (Net) $12,372
4/6/2022	$10,000	$10,000
8/31/22	$9,621	$8,793
8/31/23	$9,689	$10,020
8/31/24	$11,947	$12,369
10/31/24	$12,437	$12,372

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 4/6/22
Energy Transition & Infrastructure ETF (at NAV)	44.69%	8.85%
MSCI All Country World Index (Net)	32.79%	8.63%

Performance Inception Date	Apr. 06, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Nov. 01, 2024
AssetsNet	$ 14,551,178
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 28,857
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$14,551,178
Number of Portfolio Holdings	26
Portfolio Turnover Rate	2%
Total Investment Advisory Fees Paid	$28,857

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Energy	73.7%
Utilities	22.3%
Materials	4.0%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Energy Transfer LP	8.2%
Targa Resources Corp.	7.7%
Enterprise Products Partners LP	7.4%
Cheniere Energy, Inc.	6.4%
Western Midstream Partners LP	5.6%
Williams Cos., Inc.	5.1%
Sempra	5.1%
Clearway Energy, Inc., Class C	4.3%
CenterPoint Energy, Inc.	4.1%
NextEra Energy, Inc.	3.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2024, and effective November 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/en/us/products/etfs/energy-transition-infrastructure-etf?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

The Fund's name changed to the Neuberger Berman Energy Transition & Infrastructure ETF.

The goal changed to seek total return through growth and income, and the portfolio managers changed.

As described more fully in a supplement dated October 15, 2024, on October 14, 2024, shareholders approved a change (a) in the Fund's classification from diversified to non-diversified; and (b) to the Fund's industry concentration policy to invest greater than 25% of its total assets in the oil, gas and consumable fuels industry. The Fund’s principal investment strategy and risks changed consistent with the change in the Fund’s 80% policy to invest at least 80% of its net assets in equity securities of energy transition companies and infrastructure companies, which includes the addition of risks related to energy transition companies, master limited partnerships, natural resources, non-diversification, and the oil, gas and consumable fuels industry. The fiscal year end changed from August 31 to October 31. The Fund also changed its distribution frequency for net investment income from annually to quarterly.

The Fund's fee structure changed from a unitary fee of 0.65% of average net assets to separate management and administration agreements of 0.55% and 0.09% of average net assets, respectively. The Fund has a new contractual expense limitation agreement until 10/31/2028 to keep fees consistent with the Fund’s prior fees until that date, including waivers.

Material Fund Change Name [Text Block]	The Fund's name changed to the Neuberger Berman Energy Transition & Infrastructure ETF.
Material Fund Change Objectives [Text Block]	The goal changed to seek total return through growth and income, and the portfolio managers changed.
Material Fund Change Expenses [Text Block]

The Fund's fee structure changed from a unitary fee of 0.65% of average net assets to separate management and administration agreements of 0.55% and 0.09% of average net assets, respectively. The Fund has a new contractual expense limitation agreement until 10/31/2028 to keep fees consistent with the Fund’s prior fees until that date, including waivers.

Material Fund Change Strategies [Text Block]

As described more fully in a supplement dated October 15, 2024, on October 14, 2024, shareholders approved a change (a) in the Fund's classification from diversified to non-diversified; and (b) to the Fund's industry concentration policy to invest greater than 25% of its total assets in the oil, gas and consumable fuels industry. The Fund’s principal investment strategy and risks changed consistent with the change in the Fund’s 80% policy to invest at least 80% of its net assets in equity securities of energy transition companies and infrastructure companies, which includes the addition of risks related to energy transition companies, master limited partnerships, natural resources, non-diversification, and the oil, gas and consumable fuels industry. The fiscal year end changed from August 31 to October 31. The Fund also changed its distribution frequency for net investment income from annually to quarterly.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2024, and effective November 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/en/us/products/etfs/energy-transition-infrastructure-etf?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

C000248822
Shareholder Report [Line Items]
Fund Name	Short Duration Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/etfs/short-duration-income-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/etfs/short-duration-income-etf?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income ETF	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund generated an 8.64% total return on a net asset value (NAV) basis and an 8.76% total return on a market price basis versus the 6.25% total return for the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (the Index) over the same period. Top contributors relative to the Index included the Fund’s exposures to Securitized Credit, Investment Grade Credit and Non-Investment Grade Credit. The Fund’s duration and yield curve positioning detracted from performance.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Securitized Credit

  Investment Grade Credit

  Non-Investment Grade Credit

  Duration and yield curve positioning

  Futures contracts

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Short Duration Income ETF (at NAV) $12,092	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg 1-3 Year U.S. Government/Credit Bond Index $11,672
10/31/14	$10,000	$10,000	$10,000
10/31/15	$10,064	$10,196	$10,087
10/31/16	$10,170	$10,641	$10,219
10/31/17	$10,246	$10,737	$10,288
10/31/18	$10,276	$10,517	$10,323
10/31/19	$10,750	$11,727	$10,827
10/31/20	$10,999	$12,453	$11,194
10/31/21	$11,358	$12,393	$11,189
10/31/22	$10,603	$10,450	$10,643
10/31/23	$11,131	$10,487	$10,986
10/31/24	$12,092	$11,593	$11,672

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Short Duration Income ETF (at NAV)	8.64%	2.38%	1.92%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index	6.25%	1.51%	1.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
Material Change Date	Nov. 01, 2023
AssetsNet	$ 151,166,025
Holdings Count | Holding	355
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$151,166,025
Number of Portfolio Holdings	355
Portfolio Turnover Rate	74%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Corporate Bonds	38.7%
Mortgage-Backed Securities	29.6%
Asset-Backed Securities	23.9%
Loan Assignments	1.4%
Short-Term Investments	6.8%
Liabilities Less Other Assets	(0.5)%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	6.8%
Federal Home Loan Mortgage Corp.	5.4%
Federal National Mortgage Association Connecticut Avenue Securities	4.5%
Federal National Mortgage Association	3.7%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.6%
Citigroup, Inc.	1.5%
Goldman Sachs Group, Inc.	1.4%
Wells Fargo & Co.	1.4%
Signal Peak CLO 8 Ltd.	1.3%
Bank of America Corp.	1.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/en/us/products/etfs/short-duration-income-etf?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

Effective after the close of business on June 21, 2024, pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees, Neuberger Berman Short Duration Bond Fund was reorganized into Neuberger Berman Short Duration Income ETF. Neuberger Berman Short Duration Income ETF has the same investment adviser, investment objective and fundamental investment policies and substantially similar principal investment strategies as its predecessor fund.

In connection with the reorganization, the Fund's management fee changed to 0.17% of the first $2 billion of average daily net assets and 0.15% of average daily net assets in excess of $2 billion. Its administration fee changed to 0.09% of average net assets and the contractual expense cap was changed to 0.34% of average net assets until 10/31/2027.

Material Fund Change Expenses [Text Block]

In connection with the reorganization, the Fund's management fee changed to 0.17% of the first $2 billion of average daily net assets and 0.15% of average daily net assets in excess of $2 billion. Its administration fee changed to 0.09% of average net assets and the contractual expense cap was changed to 0.34% of average net assets until 10/31/2027.

Material Fund Change Strategies [Text Block]

Effective after the close of business on June 21, 2024, pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees, Neuberger Berman Short Duration Bond Fund was reorganized into Neuberger Berman Short Duration Income ETF. Neuberger Berman Short Duration Income ETF has the same investment adviser, investment objective and fundamental investment policies and substantially similar principal investment strategies as its predecessor fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/en/us/products/etfs/short-duration-income-etf?section=documents or upon request at 800.877.9700 or fundinfo@nb.com.

C000250828
Shareholder Report [Line Items]
Fund Name	Flexible Credit Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of June 24, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/etfs/flexible-credit-income-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/etfs/flexible-credit-income-etf?section=documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Flexible Credit Income ETF	$14	0.39%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform over the period?

From its inception on June 24, 2024 to October 31, 2024, the Fund generated a 3.74% total return on a net asset value (NAV) basis and a 4.07% total return on a market price basis versus the 1.85% total return for the Bloomberg U.S. Aggregate Bond Index (the Index) over the same period. The top contributors relative to the Index included the Fund’s exposures within Non-Investment Grade Credit, Emerging Markets Debt and Investment Grade Credit.  There were no detractors over the period.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Forward foreign currency contracts

  Futures contracts

  Swap contracts

  Non-Investment Grade Credit

  Emerging Markets Debt

  Investment Grade Credit

  There were no detractors over the period

Performance Past Does Not Indicate Future [Text]	Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Key Fund Statistics

Net Assets	$52,221,828
Number of Portfolio Holdings	318
Portfolio Turnover Rate	33%
Total Investment Advisory Fees Paid	$0
Name	Since Inception 6/24/24
Flexible Credit Income ETF (at NAV)	3.74%
Bloomberg U.S. Universal Index	2.14%
Bloomberg U.S. Aggregate Bond Index	1.85%

The table does not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/en/us/products/etfs/flexible-credit-income-etf?section=performance.

As stated in the Fund’s most recent prospectus, the estimated total annual operating expense ratios for fiscal year 2024 were 0.86%/0.40% (before and after any expense reimbursements and/or fee waiver, respectively). Absent any applicable expense reimbursements and/or fee waivers, returns would have been lower.

Performance Inception Date	Jun. 24, 2024
No Deduction of Taxes [Text Block]	The table does not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.
AssetsNet	$ 52,221,828
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	33.00%
Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Corporate Bonds	63.2%
Asset-Backed Securities	11.5%
Loan Assignments	10.5%
Foreign Government Securities	8.3%
U.S. Treasury Obligations	4.1%
Mortgage-Backed Securities	3.8%
Short-Term Investments	1.6%
Liabilities Less Other Assets	(3.0)%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury	4.0%
Wellington Management CLO 3 Ltd.	2.3%
Ballyrock CLO 27 Ltd.	2.3%
AGL CLO 33 Ltd.	2.3%
Symphony CLO 45 Ltd.	2.3%
State Street Institutional U.S. Government Money Market Fund	1.6%
AssuredPartners, Inc.	1.3%
Bausch & Lomb Corp.	1.2%
Motion Finco SARL	1.1%
Trident TPI Holdings, Inc.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]